Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates used in preparing YS Group's CFS	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
United States of America, Dollars [Member]
Schedule of Currency Exchange Rates Used in Preparing YS Group's CFS [Abstract]
Currency exchange rates as of Balance Sheet	6.8717	6.3482
Currency exchange rates, Profit/Loss	6.61	6.4598	6.8282
Singapore, Dollars [Member]
Schedule of Currency Exchange Rates Used in Preparing YS Group's CFS [Abstract]
Currency exchange rates as of Balance Sheet	5.176	4.6932
Currency exchange rates, Profit/Loss	4.9346	4.785	4.9246